SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers US National Critical Technologies ETF (CRTC)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
October 25, 2023
PRO_SAISTKR23-99